Combining Statements Of Revenue And Certain Expenses (CS) (USD $) In Thousands	3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2011 Crestmont Apartments [Member]	Mar. 31, 2010 Crestmont Apartments [Member]	Dec. 31, 2008 Crestmont Apartments [Member]	Dec. 31, 2010 Crestmont Apartments [Member]	Dec. 31, 2009 Crestmont Apartments [Member]	Mar. 31, 2011 Cumberland Glen Apartments [Member]	Mar. 31, 2010 Cumberland Glen Apartments [Member]	Dec. 31, 2008 Cumberland Glen Apartments [Member]	Dec. 31, 2010 Cumberland Glen Apartments [Member]	Dec. 31, 2009 Cumberland Glen Apartments [Member]	Mar. 31, 2011 Copper Mill Apartments [Member]	Mar. 31, 2010 Copper Mill Apartments [Member]	Dec. 31, 2008 Copper Mill Apartments [Member]	Dec. 31, 2010 Copper Mill Apartments [Member]	Dec. 31, 2009 Copper Mill Apartments [Member]	Mar. 31, 2011 Heritage Trace Apartments [Member]	Mar. 31, 2010 Heritage Trace Apartments [Member]	Dec. 31, 2008 Heritage Trace Apartments [Member]	Dec. 31, 2010 Heritage Trace Apartments [Member]	Dec. 31, 2009 Heritage Trace Apartments [Member]	Mar. 31, 2011 Belle Creek Apartments [Member]	Mar. 31, 2010 Belle Creek Apartments [Member]	Dec. 31, 2010 Belle Creek Apartments [Member]	Dec. 31, 2009 Belle Creek Apartments [Member]		Mar. 31, 2011 Tresa at Arrowhead [Member]	Mar. 31, 2010 Tresa at Arrowhead [Member]	Dec. 31, 2010 Tresa at Arrowhead [Member]	Dec. 31, 2009 Tresa at Arrowhead [Member]		Mar. 31, 2011 Total [Member]	Mar. 31, 2010 Total [Member]	Dec. 31, 2008 Total [Member]	Dec. 31, 2010 Total [Member]	Dec. 31, 2009 Total [Member]
REVENUE:
Rental income	$ 383,077	$ 357,478	$ 365,887	$ 1,514,584	$ 1,518,638	$ 393,617	$ 335,159	$ 390,488	$ 1,482,548	$ 1,464,270	$ 517,154	$ 498,210	$ 527,796	$ 2,049,063	$ 2,066,925	$ 379,437	$ 377,305	$ 294,705	$ 1,503,229	$ 1,388,261	$ 337,835	$ 292,281	$ 1,297,276	$ 1,084,149	[1]	$ 732,079	$ 695,195	$ 2,713,665	$ 459,585	[2]	$ 2,743,199	$ 2,555,628	$ 1,578,876	$ 10,560,365	$ 7,981,828
Reimbursement income	28,736	25,201	20,622	110,323	94,716	24,290	24,689	13,594	110,785	84,963	36,861	13,444	21,618	103,162	174,362	18,777	16,111	5,236	64,252	41,513	22,261	17,355	86,102	23,949	[1]	41,082	35,770	152,899	19,507	[2]	172,007	132,570	61,070	627,523	439,010
Lease termination and late fees	7,752	23,216	27,831	114,271	146,892	7,644	28,541	17,527	117,218	105,493	12,176	68,008	14,621	285,261	164,038	7,037	29,881	15,388	121,951	69,505	5,207	5,295	31,974	7,679	[1]	14,637	8,079	43,982	5,454	[2]	54,453	163,020	75,367	714,657	499,061
Other Income	15,648	35,929	18,324	105,804	105,748	10,286	32,151	12,281	140,145	61,078	25,168	47,570	46,664	168,206	102,202	18,985	20,293	12,602	130,439	55,528	14,611	13,536	40,381	24,435	[1]	43,400	58,069	170,811	39,740	[2]	128,098	207,548	89,871	755,786	388,731
Total revenue	435,213	441,824	432,664	1,844,982	1,865,994	435,837	420,540	433,890	1,850,696	1,715,804	591,359	627,232	610,699	2,605,692	2,507,527	424,236	443,590	327,931	1,819,871	1,554,807	379,914	328,467	1,455,733	1,140,212	[1]	831,198	797,113	3,081,357	524,286	[2]	3,097,757	3,058,766	1,805,184	12,658,331	9,308,630
CERTAIN EXPENSES:
Operating Costs and Expenses	145,586	159,246	167,494	734,077	897,545	173,692	154,106	153,618	725,037	971,801	317,680	257,910	218,191	1,275,706	1,799,078	169,769	158,822	122,394	784,251	1,098,635	123,357	123,476	494,435	439,564	[1]	217,623	284,387	1,019,627	189,596	[2]	1,147,707	1,137,947	661,697	5,033,133	5,396,219
Taxes and insurance	44,150	54,503	51,923	212,338	208,624	62,572	70,194	57,372	243,076	262,320	76,019	72,726	81,957	283,612	278,186	50,711	36,745	44,657	178,137	163,430	41,727	42,655	179,381	134,569	[1]	91,479	150,119	400,231	108,346	[2]	366,658	426,942	235,909	1,496,775	1,155,475
Management fees	13,205	15,816	16,189	83,778	67,502	12,411	15,963	16,773	82,214	63,381	16,762	21,773	22,777	108,307	87,229	12,188	16,444	12,235	77,740	59,329	13,319	12,116	51,188	39,325	[1]	27,059	20,356	89,298	16,603	[2]	94,944	102,468	67,974	492,525	333,369
Allowance for Loan and Lease Losses, Recoveries of Bad Debts	7,755	37,614	18,416	159,376	204,118	13,838	34,383	15,015	166,489	133,801	20,003	112,212	12,070	388,005	301,171	14,943	31,727	31,560	154,934	82,756		9,197	15,812	13,068	[1]	7,372	6,829	11,193	3,006	[2]	63,911	231,962	77,061	895,809	737,920
Operating Expenses, Total	210,696	267,179	254,022	1,189,569	1,377,789	262,513	274,646	242,778	1,216,816	1,431,303	430,464	464,621	334,995	2,055,630	2,465,664	247,611	243,738	210,846	1,195,062	1,404,150	178,403	187,444	740,816	626,526	[1]	343,533	461,691	1,520,349	317,551	[2]	1,673,220	1,899,319	1,042,641	7,918,242	7,622,983
Revenue in excess of certain expenses	$ 224,517	$ 174,645	$ 178,642	$ 655,413	$ 488,205	$ 173,324	$ 145,894	$ 191,112	$ 633,880	$ 284,501	$ 160,895	$ 162,611	$ 275,704	$ 550,062	$ 41,863	$ 176,625	$ 199,852	$ 117,085	$ 624,809	$ 150,657	$ 201,511	$ 141,023	$ 714,917	$ 513,686	[1]	$ 487,665	$ 335,422	$ 1,561,008	$ 206,735	[2]	$ 1,424,537	$ 1,159,447	$ 762,543	$ 4,740,089	$ 1,685,647

[1]	For the period from February 19, 2009 (the date of acquisition by RAIT Financial Trust) through December 31, 2009.
[2]	For the period from October 13, 2009 (the date of acquisition by RAIT Financial Trust) through December 31, 2009.